Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Reserves not yet deducted for tax purposes	$ 3,828	$ 3,435
Employee compensation and benefits	761	760
Other	556	626
Gross deferred tax assets	5,145	4,821
Valuation allowance	(162)	(112)
Deferred tax assets after valuation allowance	4,983	4,709
Deferred tax liabilities:
Intangibles and fixed assets	1,218	1,013
Deferred revenue	403	382
Deferred interest	378	0
Other	526	439
Gross deferred tax liabilities	2,525	1,834
Net deferred tax assets	$ 2,458	$ 2,875